UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/12

The following Form N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

Dreyfus Global Equity Income Fund

Dreyfus International Bond Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Equity Income Fund
January 31, 2012 (Unaudited)

Common Stocks--93.3%	Shares	Value ($)
Australia--3.7%
AMP	120,168	544,751
Treasury Wine Estates	63,245	232,990
WorleyParsons	18,641	540,075
		1,317,816
Brazil--2.7%
CCR	12,600	87,692
Cia de Saneamento de Minas Gerais	21,900	484,954
Tele Norte Leste Participacoes, ADR	26,896	252,553
Transmissora Alianca de Energia Eletrica	5,499	131,873
		957,072
Canada--2.0%
Husky Energy	28,376	693,057
France--2.9%
Suez Environnement	25,490	326,285
Total	12,814	677,240
		1,003,525
Germany--7.0%
Bayer	17,035	1,193,007
Deutsche Post	35,890	596,211
Deutsche Telekom	59,238	666,224
		2,455,442
Hong Kong--4.5%
China Mobile	68,000	695,318
Hopewell Highway Infrastructure	425,000	232,905
Link REIT	180,500	657,502
		1,585,725
Luxembourg--1.0%
SES	14,132	333,659
Netherlands--4.0%
Reed Elsevier	29,279	348,361
Royal Dutch Shell, Cl. A	10,409	368,706

Unilever	20,431	680,143
		1,397,210
Norway--3.9%
DNB	67,249	709,513
Statoil	26,894	674,298
		1,383,811
Poland--1.5%
Telekomunikacja Polska	97,761	524,131
Singapore--5.2%
DBS Group Holdings	71,000	764,837
Mapletree Logistics Trust	476,000	329,228
Parkway Life Real Estate Investment Trust	240,000	338,673
Singapore Technologies Engineering	164,000	384,625
		1,817,363
South Africa--2.0%
MTN Group	40,484	689,477
Switzerland--7.5%
Nestle	6,078	348,305
Novartis	12,594	681,348
Roche Holding	6,212	1,051,417
Zurich Financial Services	2,252a	540,676
		2,621,746
Taiwan--3.9%
HTC	42,422	696,101
Taiwan Semiconductor Manufacturing	257,000	681,859
		1,377,960
Thailand--1.0%
Advanced Info Service	70,800	345,701
United Kingdom--13.1%
Aberdeen Asset Management	159,506	600,472
BAE Systems	76,352	370,330
Cable & Wireless Communications	548,712	370,938
Centrica	102,501	473,902
G4S	84,246	357,773
GlaxoSmithKline	33,843	751,948
ICAP	66,000	349,448
SSE	42,982	828,348
Vodafone Group	183,422	493,673

				4,596,832
United States--27.4%
Abbott Laboratories			12,407	671,839
Annaly Capital Management			41,159b	693,118
AT&T			23,410	688,488
Clorox			9,880	678,361
ConocoPhillips			9,369	639,059
Lockheed Martin			4,591	377,931
Merck & Co.			19,109	731,110
PDL BioPharma			45,271	289,282
Pfizer			35,738	764,793
Philip Morris International			22,615	1,690,924
Procter & Gamble			10,616	669,233
Reynolds American			43,261	1,697,129
				9,591,267
Total Common Stocks
(cost $31,768,082)				32,691,794

Preferred Stocks--1.6%
United Kingdom
AngloGold Ashanti Holdings Finance,
Conv., Cum. $3.00
(cost $545,468)			11,029	556,965
	Coupon	Maturity	Principal
Bonds And Notes--1.9%	Rate (%)	Date	Amount ($)	Value ($)
United Kingdom
Standard Chartered,
Jr. Sub. Notes,
(cost $635,897)	8.13	5/29/2049	620,000	659,060

Other Investment--2.3%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $807,325)			807,325[c]	807,325

Total Investments (cost $33,756,772)			99.1%	34,715,144
Cash and Receivables (Net)			.9%	322,025
Net Assets			100.0%	35,037,169

ADR - American Depository Receipts
REIT- Real Estate Investment Trust

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

At January 31, 2012, net unrealized appreciation on investments was $958,372 of which $1,535,475 related to appreciated investment securities and $577,103 related to depreciated investment securities.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Telecommunications	16.4
Financial	15.8
Consumer Staples	15.2
Health Care	14.1
Energy	10.3
Industrial	6.9
Utilities	6.4
Materials	5.0
Consumer Discretionary	2.9
Money Market Investment	2.3
Corporate Bonds	1.9
Information Technology	1.9
99.1
† Based on net assets.

At January 31, 2012, the fund held the following forward foreign currency exchange contracts:
(Unaudited)

		Number	Foreign			Unrealized
Forward Currency		of	Currency			Appreciation
Exchange Contracts		Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Euro,
Expiring
2/1/2012	a	1	15,449	20,389	20,208	(181)

Norwegian Krone,
Expiring
2/2/2012	b	1	143,991	24,809	24,543	(266)

Polish Zloty,
Expiring
2/1/2012	a	1	45,705	14,086	14,164	78

Swiss Franc,
Expiring
2/2/2012	b	1	66,133	72,430	71,845	(585)

				Proceeds ($)
Sales:
Australian Dollar,
Expiring
7/13/2012	c	1	833,000	839,020	869,311	(30,291)

Brazilian Real,
Expiring:
6/15/2012	a	1	182,000	94,717	101,246	(6,529)
6/15/2012	c	2	1,224,000	650,670	680,911	(30,241)

British Pound,
Expiring:
2/15/2012	a	1	21,000	32,898	33,088	(190)
2/15/2012	b	2	289,000	451,093	455,356	(4,263)
2/15/2012	c	2	252,000	408,916	397,057	11,859

Euro,
Expiring:
2/15/2012	a	2	483,000	630,299	631,802	(1,503)
2/15/2012	b	3	876,000	1,199,917	1,145,877	54,040

South African Rand,
Expiring:
6/15/2012	c	3	2,713,000	326,798	339,960	(13,162)
6/15/2012	d	1	1,214,000	143,460	152,123	(8,663)

Gross Unrealized Appreciation		65,977
Gross Unrealized Depreciation		(95,874)

Counterparties:
a	JPMorgan & Chase Co.
b	Royal Bank Scotland

c	UBS
d	Barclays Capital

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	659,060	-	659,060
Equity Securities - Domestic+	9,591,267	-	-	9,591,267
Equity Securities - Foreign+	23,657,492	-	-	23,657,492
Mutual Funds	807,325	-	-	807,325
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	65,977	-	65,977
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(95,874)	-	(95,874)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS Dreyfus International Bond Fund January 31, 2012 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--93.0%		Rate (%)	Date	Amount ($) a		Value ($)
Australia--2.2%
Australian Government,
Sr. Unscd. Bonds, Ser. 124	AUD	5.75	5/15/21	11,705,000		14,394,380
Queensland Treasury,
Gov't Gtd. Bonds, Ser. 13G	AUD	6.00	8/14/13	9,770,000		10,647,135
SMART Trust,
Ser. 2011-1USA, Cl. A3B		1.14	10/14/14	5,800,000	b,c	5,792,219
						30,833,734
Belgium--1.1%
Anheuser-Busch InBev,
Gtd. Notes	GBP	9.75	7/30/24	125,000		306,329
Belgium Government,
Bonds, Ser. 61	EUR	4.25	9/28/21	11,450,000		15,628,239
						15,934,568
Bermuda--.2%
Weatherford International,
Gtd. Notes		6.75	9/15/40	1,925,000		2,290,205
Brazil--2.2%
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/13	13,200,000		7,645,121
Brazilian Government,
Sr. Unscd. Bonds		4.88	1/22/21	8,250,000	d	9,322,500
Petrobras International Finance,
Gtd. Notes	EUR	5.88	3/7/22	5,335,000		7,358,811
Vale Overseas,
Gtd. Notes		6.25	1/23/17	3,750,000		4,307,111
Vale Overseas,
Gtd. Notes		4.63	9/15/20	2,015,000		2,136,474
						30,770,017
Canada--6.5%
Canadian Capital Auto Receivables Asset Trust,
Ser. 2012-1A, Cl. A3	CAD	2.38	4/17/17	10,730,000	c	10,701,107
Canadian Government,
Bonds	CAD	4.00	6/1/16	16,735,000		18,638,487
Canadian Government,
Bonds, Ser. A55	CAD	8.00	6/1/23	10,560,000		16,833,653

Canadian Government,
Bonds, Ser. VW17	CAD	8.00	6/1/27	10,375,000		17,995,819
CNH Capital Canada Receivables Trust,
Ser. 2011-1A, Cl. A2	CAD	2.34	7/17/17	5,615,000	c	5,643,296
Ford Auto Securitization Trust,
Ser. 2011-R3A, Cl. A2	CAD	1.96	7/15/15	5,110,000	c	5,097,412
Ford Auto Securitization Trust,
Ser. 2011-R1A, Cl. A2	CAD	2.43	11/15/14	2,350,000	c	2,358,267
Rogers Communications,
Gtd. Notes	CAD	6.56	3/22/41	3,190,000		3,743,247
Royal Bank of Canada,
Sr. Unscd. Notes		1.45	10/30/14	4,755,000		4,825,131
Teck Resources,
Sr. Scd. Notes		10.75	5/15/19	1,960,000		2,399,163
Toronto-Dominion Bank,
Sr. Unscd. Notes		2.38	10/19/16	3,870,000		3,981,355
						92,216,937
Chile--1.9%
Chilean Government,
Sr. Unscd. Notes	CLP	5.50	8/5/20	6,062,000,000		12,886,066
CODELCO,
Sr. Unscd. Notes		3.88	11/3/21	8,655,000	c	9,107,016
Empresa Nacional de Petroleo,
Sr. Unscd. Notes		4.75	12/6/21	4,975,000	c	5,159,622
						27,152,704
France--2.4%
BNP Paribas Home Loan,
Covered Bonds	EUR	2.25	10/1/12	4,450,000		5,863,715
French Government,
Bonds	EUR	3.25	10/25/21	12,995,000		17,221,018
Pernod-Ricard,
Sr. Unscd. Bonds		5.75	4/7/21	4,924,000	c	5,588,696
Pernod-Ricard,
Sr. Unscd. Bonds	EUR	5.00	3/15/17	1,700,000		2,389,095
Pernod-Ricard,
Sr. Unscd. Notes	EUR	7.00	1/15/15	1,000,000		1,460,641
RCI Banque,
Sr. Unscd. Notes		2.45	4/11/14	2,080,000	b,c	1,907,125
						34,430,290
Germany--2.1%
Daimler,
Sr. Unscd. Notes	EUR	4.63	9/2/14	2,100,000		2,934,624

German Government,
Bonds	EUR	3.25	7/4/42	17,900,000		27,358,692
KFW,
Gov't Gtd. Notes	JPY	2.05	2/16/26	3,000,000		42,109
						30,335,425
Hong Kong--.3%
Hutchison Whampoa International,
Gtd. Notes		3.50	1/13/17	4,600,000	c	4,704,360
Ireland--.4%
Irish Goverment,
Bonds	EUR	4.60	4/18/16	4,550,000	d	5,776,625
Italy--9.8%
Italian Government,
Bonds	EUR	3.50	6/1/14	14,300,000		18,569,237
Italian Government,
Bonds	EUR	3.75	8/1/15	29,840,000		38,614,209
Italian Government,
Bonds	EUR	3.75	3/1/21	6,300,000		7,210,537
Italian Government,
Bonds	EUR	4.00	2/1/17	23,950,000		30,495,602
Italian Government,
Bonds	EUR	4.25	3/1/20	5,125,000		6,197,777
Italian Government,
Bonds	EUR	4.75	9/1/21	31,100,000		37,873,250
						138,960,612
Japan--22.1%
Development Bank of Japan,
Gov't Gtd. Notes	JPY	1.05	6/20/23	34,000,000		441,758
Development Bank of Japan,
Gov't Gtd. Bonds	JPY	1.70	9/20/22	24,000,000		334,843
Japan Finance Organization for Municipalities,
Gov't Gtd. Notes	JPY	1.35	11/26/13	11,000,000		147,267
Japanese Government,
Sr. Unscd. Bonds, Ser. 310	JPY	1.00	9/20/20	5,179,000,000		69,125,449
Japanese Government,
Sr. Unscd. Bonds, Ser. 273	JPY	1.50	9/20/15	2,468,200,000		33,840,861
Japanese Government,
Sr. Unscd. Bonds, Ser. 288	JPY	1.70	9/20/17	2,936,300,000		41,308,679
Japanese Government,
Sr. Unscd. Bonds, Ser. 11	JPY	1.70	6/20/33	6,666,150,000		86,420,661
Japanese Government,
Sr. Unscd. Bonds, Ser. 106	JPY	2.20	9/20/28	643,000,000		9,179,158

Japanese Government,
Sr. Unscd. Bonds, Ser. 25	JPY	2.30	12/20/36	453,700,000		6,495,898
Japanese Government,
Sr. Unscd. Bonds, Ser. 303	JPY	1.40	9/20/19	4,558,350,000		63,186,135
Japanese Government,
Sr. Unscd. Bonds, Ser. 8	JPY	1.00	6/10/16	210,000,000	e	2,823,171
						313,303,880
Lithuania--.5%
Lithuanian Government,
Sr. Unscd. Notes		6.63	2/1/22	6,800,000	c	6,919,272
Luxembourg--.5%
Enel Finance International,
Gtd. Notes		5.13	10/7/19	1,950,000	c	1,786,539
Holcim US Finance Sarl & Cie,
Gtd. Notes		6.00	12/30/19	3,695,000	c	3,860,362
Telecom Italia Capital,
Gtd. Notes		7.18	6/18/19	2,100,000		2,136,750
						7,783,651
Malaysia--.4%
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0409	MYR	3.74	2/27/15	15,250,000		5,118,596
Mexico--1.1%
Mexican Government,
Bonds, Ser. M	MXN	6.50	6/10/21	87,550,000		7,026,529
Mexican Government,
Bonds, Ser. M 30	MXN	8.50	11/18/38	44,500,000		3,891,866
Petroleos Mexicanos,
Gtd. Notes		6.50	6/2/41	4,660,000	c	5,172,600
						16,090,995
Netherlands--1.3%
ABN Amro Bank,
Sr. Unscd. Notes		4.25	2/2/17	7,300,000	c	7,304,548
BMW Finance,
Gtd. Notes	EUR	3.88	1/18/17	1,300,000		1,836,738
E.ON International Finance,
Gtd. Notes	EUR	4.88	1/28/14	580,000		809,156
E.ON International Finance,
Gtd. Notes	EUR	5.50	10/2/17	620,000		948,199
Elsevier Finance,
Gtd. Notes	EUR	6.50	4/2/13	900,000		1,239,527
ING Bank,
Covered Notes	EUR	3.63	8/31/21	1,905,000		2,577,835

RWE Finance,
Gtd. Notes	EUR	6.63	1/31/19	1,350,000		2,193,032
Storm,
Ser. 2005, Cl. A	EUR	1.62	5/26/47	964,286	b	1,258,800
						18,167,835
Norway--1.4%
DNB Boligkreditt,
Covered Bonds		2.90	3/29/17	4,470,000	c	4,621,086
DNB Boligkreditt,
Covered Bonds	EUR	3.38	1/20/17	4,920,000		6,817,466
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	16,000,000		3,037,636
Statoil,
Gtd. Notes		4.25	11/23/41	4,895,000		5,235,609
						19,711,797
Peru--.9%
Peruvian Government,
Sr. Unscd. Notes	PEN	6.95	8/12/31	31,234,000	c	12,219,475
Philippines--.5%
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	22,000,000		536,799
Philippine Government,
Sr. Unscd. Bonds	PHP	6.25	1/14/36	291,000,000		7,140,292
						7,677,091
Poland--.9%
Polish Government,
Sr. Unscd. Notes		5.00	3/23/22	12,120,000		12,350,280
South Africa--1.2%
South African Government,
Sr. Unscd. Notes		4.67	1/17/24	13,925,000		14,168,688
South African Government,
Bonds, Ser. R209	ZAR	6.25	3/31/36	33,445,000		3,265,347
						17,434,035
South Korea--.0%
Export-Import Bank of Korea,
Sr. Unscd. Notes	EUR	5.75	5/22/13	100,000		135,523
Supranational--.6%
Asian Development Bank,
Sr. Unscd. Notes	CNY	2.85	10/21/20	25,000,000		4,019,196
Corp Andina De Formento,
Sr. Unscd. Notes		3.75	1/15/16	3,835,000		3,920,248
European Investment Bank,

Sr. Unscd. Bonds	JPY	1.40	6/20/17	38,600,000		512,086
						8,451,530
Sweden--2.0%
Stadshypotek,
Covered Bonds	EUR	3.00	10/1/14	3,675,000		5,011,657
Swedish Government,
Bonds, Ser. 1052	SEK	4.25	3/12/19	57,170,000		9,974,432
Swedish Government,
Bonds, Ser. 1050	SEK	3.00	7/12/16	84,850,000		13,475,627
						28,461,716
Switzerland--.4%
Credit Suisse Guernsey,
Covered Bonds		2.60	5/27/16	5,135,000	c	5,249,747
United Kingdom--16.9%
Arkle Master Issuer,
Ser. 2010-2A, Cl. 2A	EUR	2.96	5/17/60	2,600,000	b,c	3,400,620
Arran Residential Mortgages Funding,
Ser. 2011-1A, Cl. A1B	EUR	2.66	11/19/47	3,724,463	b,c	4,870,526
Barclays Bank,
Covered Notes	EUR	2.13	9/8/15	2,805,000		3,696,333
Barclays Bank,
Covered Notes	EUR	4.00	10/7/19	5,950,000		8,237,781
BP Capital Markets,
Gtd. Notes		2.25	11/1/16	1,655,000		1,695,695
BP Capital Markets,
Gtd. Notes		3.56	11/1/21	4,705,000		4,984,030
Fosse Master Issuer,
Ser. 2011-1A, Cl. A4	EUR	2.52	10/18/54	11,065,000	b,c	14,455,536
Gracechurch Mortgage Funding,
Ser. 2007-1A, Cl. 3A1		0.56	11/20/56	3,107,074	b,c	3,099,375
Gracechurch Mortgage Funding,
Ser. 2011-1A, Cl. 2A1		2.03	11/20/56	12,900,000	b,c	12,910,797
Holmes Master Issuer,
Ser. 2011-3A, Cl. A3	EUR	2.63	10/15/54	5,560,000	c	7,251,636
Holmes Master Issuer,
Ser. 2012-1A, Cl. A4	GBP	2.78	10/15/54	8,650,000	c	13,630,633
Holmes Master Issuer,
Ser. 2010-1A, Cl. A2		1.97	10/15/54	7,185,000	b,c	7,178,957
Lloyds TSB Bank,
Covered Notes	EUR	3.38	3/17/16	4,500,000		6,056,135
Lloyds TSB Bank,
Covered Bonds	EUR	4.00	9/29/21	1,500,000		1,986,714

National Grid,
Sr. Unscd. Notes	EUR	5.00	7/2/18	1,315,000		1,935,522
Nationwide Building Society,
Covered Notes	EUR	2.88	9/14/15	2,105,000		2,812,828
Royal Bank of Scotland,
Covered Notes	EUR	3.00	9/8/16	1,745,000		2,317,602
Royal Bank of Scotland,
Covered Notes	EUR	3.88	10/19/21	6,350,000		8,336,184
Royal Bank of Scotland,
Sr. Unscd. Notes	EUR	4.75	5/18/16	2,250,000		2,986,629
Silverstone Master Issuer,
Ser. 2011-1A, Cl. 1A		2.11	1/21/55	5,650,000	b,c	5,649,492
United Kingdom Gilt,
Bonds	GBP	2.25	3/7/14	8,275,000		13,559,186
United Kingdom Gilt,
Bonds	GBP	4.25	9/7/39	22,590,000		43,942,818
United Kingdom Gilt,
Bonds	GBP	4.25	12/7/40	10,550,000		20,599,249
United Kingdom Gilt,
Bonds	GBP	4.75	9/7/15	4,750,000		8,603,466
United Kingdom Gilt,
Bonds	GBP	5.00	3/7/18	7,275,000		14,028,495
United Kingdom Gilt,
Bonds	GBP	8.75	8/25/17	9,455,000		21,128,528
						239,354,767
United States--13.2%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. A3		1.45	5/15/14	1,144,728		1,150,591
Ally Financial,
Gtd. Notes		4.50	2/11/14	990,000		992,356
Ally Master Owner Trust,
Ser. 2011-5, Cl. A		0.94	6/15/15	5,965,000	b	5,967,353
Altria Group,
Gtd. Notes		10.20	2/6/39	460,000		731,317
Anadarko Petroleum,
Sr. Unscd. Notes		6.38	9/15/17	1,390,000		1,646,080
Anheuser-Busch Inbev Worldwide,
Gtd. Notes		6.38	1/15/40	1,550,000		2,157,820
Anheuser-Busch InBev Worldwide,
Gtd. Notes		4.38	2/15/21	6,405,000		7,233,006
Arkle Master Issuer,
Ser. 2010-2A, Cl. 1A1		1.87	5/17/60	7,025,000	b,c	7,024,649

Bank of America,
Sr. Unscd. Notes		5.63	7/1/20	5,245,000	5,324,005
Bank of America,
Sr. Unscd. Notes		5.70	1/24/22	1,605,000	1,665,679
BMW US Capital,
Gtd. Notes	EUR	5.00	5/28/15	355,000	511,865
Burlington North Santa Fe,
Sr. Unscd. Notes		5.05	3/1/41	1,000,000	1,113,954
Cargill,
Sr. Unscd. Notes		3.25	11/15/21	4,015,000c	4,072,471
Chrysler Financial Auto Securitization Trust,
Ser. 2010-A, Cl. D		3.52	8/8/16	2,900,000	2,933,621
Citigroup,
Sr. Unscd. Notes		5.88	1/30/42	3,695,000	3,838,990
CNA Financial,
Sr. Unscd. Notes		5.75	8/15/21	2,005,000	2,121,160
Comcast,
Gtd. Notes		5.90	3/15/16	950,000	1,104,023
CVS Pass-Through Trust,
Pass Thru Certificates		6.04	12/10/28	2,230,139	2,372,893
DIRECTV Holdings,
Gtd. Notes		5.00	3/1/21	3,700,000	4,077,208
Ecolab,
Sr. Unscd. Notes		5.50	12/8/41	1,255,000	1,451,935
Energy Transfer Partners,
Sr. Unscd. Notes		8.50	4/15/14	225,000	256,659
Enterprise Products Operating,
Gtd. Notes		6.13	10/15/39	1,920,000	2,237,023
Ford Motor Credit,
Sr. Unscd. Notes		3.88	1/15/15	6,580,000	6,658,999
Ford Motor Credit,
Sr. Unscd. Notes		6.63	8/15/17	1,385,000	1,551,289
Fosse Master Issuer,
Ser. 2011-1A, Cl. A2		1.96	10/18/54	3,075,000b,c	3,072,025
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes		8.38	4/1/17	1,766,000	1,865,076
General Electric Capital,
Sub. Notes		5.30	2/11/21	1,950,000	2,125,126
General Electric Capital,
Sr. Unscd. Notes		6.88	1/10/39	870,000	1,083,582
Gilead Sciences,
Sr. Unscd. Note		3.05	12/1/16	4,120,000	4,322,753

Goldman Sachs Group,
Sr. Unscd. Notes		5.75	1/24/22	4,800,000	4,984,819
Goodyear Tire & Rubber,
Gtd. Notes		10.50	5/15/16	880,000	968,000
Hyundai Capital America,
Gtd. Notes		4.00	6/8/17	3,100,000c	3,146,732
JPMorgan Chase & Co.,
Sr. Unscd. Notes		4.35	8/15/21	3,170,000	3,239,762
JPMorgan Chase Bank,
Sub. Notes	EUR	4.38	11/30/21	2,900,000b	3,405,658
Kraft Foods,
Sr. Unscd. Notes		5.38	2/10/20	5,555,000	6,498,200
Lamar Media,
Sr. Sub Notes		5.88	2/1/22	1,065,000c	1,071,656
Levi Strauss & Co.,
Sr. Unscd. Notes	EUR	7.75	5/15/18	745,000	972,057
Macy's Retail Holdings,
Gtd. Notes		6.38	3/15/37	3,845,000	4,636,920
Macys Retail Holdings,
Gtd. Notes		5.13	1/15/42	1,435,000	1,499,945
Metropolitan Life Global Funding I,
Sr. Unscd. Notes		2.00	1/9/15	3,485,000c	3,522,471
Morgan Stanley,
Sr. Unscd. Notes		5.50	7/28/21	3,725,000	3,690,015
NBCUniversal Media,
Sr. Unscd. Notes		4.38	4/1/21	655,000	712,468
Paragon Mortgages,
Ser. 14A, Cl. A2C		0.65	9/15/39	8,493,385b,c	6,411,631
Peabody Energy,
Gtd. Notes		6.00	11/15/18	3,305,000c	3,420,675
Peabody Energy,
Gtd. Notes		6.25	11/15/21	1,570,000c	1,624,950
Pepsico,
Sr. Unscd. Notes		0.80	8/25/14	3,900,000	3,922,472
Philip Morris International,
Sr. Unscd. Notes		2.90	11/15/21	6,485,000	6,635,588
Plains All American Pipeline,
Gtd. Notes		5.00	2/1/21	2,075,000	2,300,048
Prudential Financial,
Sr. Unscd. Notes		5.38	6/21/20	1,100,000	1,211,801
Puget Energy,
Sr. Scd. Notes		6.00	9/1/21	980,000	1,028,334

Reed Elsevier Capital,
Gtd. Notes		8.63	1/15/19	805,000		1,001,870
SABMiller Holdings,
Gtd. Notes		4.95	1/15/42	4,725,000	c	5,044,424
Santander Drive Auto Receivables Trust,
Ser. 2010-1, Cl. A3		1.84	11/17/14	3,050,000		3,073,726
Santander Drive Auto Receivables Trust,
Ser. 2012-1, Cl. B		2.72	5/16/16	1,215,000		1,218,254
Sempra Energy,
Sr. Unscd. Notes		1.31	3/15/14	4,065,000	b	4,055,224
SLM,
Sr. Unscd. Notes		7.25	1/25/22	8,610,000		8,711,409
Time Warner
Gtd. Notes		5.38	10/15/41	1,920,000		2,134,479
Time Warner Cable,
Gtd. Notes		4.00	9/1/21	1,950,000		2,043,462
Verizon Communications,
Sr. Unscd. Notes		4.75	11/1/41	3,445,000		3,688,506
Wells Fargo & Co.
Sr. Unscd. Notes		2.63	12/15/16	6,025,000		6,157,598
WM Covered Bond Program,
Covered Notes	EUR	4.00	11/26/16	510,000		706,355
WM Wrigley Jr.,
Sr. Scd. Notes		3.70	6/30/14	2,595,000	c	2,676,200
Xerox,
Sr. Unscd. Notes		1.28	5/16/14	1,070,000	b	1,056,977
						187,136,194
Total Bonds And Notes
(cost $1,258,741,748)						1,318,971,861
				Principal
Short-Term Investments--1.6%				Amount ($)		Value ($)
U.S. Treasury Bills:
0.00%, 2/2/12				12,015,000	f	12,015,000
0.01%, 2/9/12				8,114,000		8,113,981
0.03%, 3/8/12				500,000		499,981
0.04%, 5/17/12				2,025,000	f	2,024,672
Total Short-Term Investments
(cost $22,653,697)						22,653,634

Other Investment--4.6%				Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund

(cost $65,381,608)	65,381,608	g	65,381,608

Investment of Cash Collateral for Securities Loaned--.2%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $2,953,200)	2,953,200	g	2,953,200

Total Investments (cost $1,349,730,253)	99.4%		1,409,960,303
Cash and Receivables (Net)	.6%		8,722,795
Net Assets	100.0%		1,418,683,098

a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar
CLP--Chilean Peso
CNY--Chinese Yuan Renminbi
EUR--Euro
GBP--British Pound
JPY--Japanese Yen
MXN--Mexican New Peso
MYR--Malaysin Ringgit
NOK--Norwegian Krone
PEN--Peruvian New Sol
PHP--Philippine Peso
SEK--Swedish Krona
ZAR--South African Rand

b	Variable rate security--interest rate subject to periodic change.
c

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, these securities were valued at $216,728,205 or 15.3% of net assets.

d

Security, or portion thereof, on loan. At January 31, 2012, the value of the fund's securities on loan was $8,678,465 and the value of the collateral held by the fund was $9,298,229, consisting of cash collateral of $2,953,200 and U.S. Government and Agency Securities valued at $6,345,029.

e	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
f	Held by a broker as collateral for open financial futures positions.
g	Investment in affiliated money market mutual fund.

At January 31, 2012, net unrealized appreciation on investments was $60,230,050 of which $70,065,507 related to appreciated investment securities and $9,835,457 related to depreciated investment securities.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Non-U.S. Government	62.6
Corporate-Investment Grade	15.1
Securitized	14.0
Cash & Equivalents	4.8
U.S. Government	1.6
Corporate-High Yield	1.3
99.4
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2012 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2012($)

Financial Futures Long
Canadian 10 Year Bond	199	26,707,320	March 2012	625,465
Euro-Bond	127	23,210,517	March 2012	145,737
Japanese 10 Year Bond	17	31,803,070	March 2012	64,780
Long Gilt	95	17,552,395	March 2012	282,200

Financial Futures Short
U.S. Treasury 2 Year Notes	557	(122,957,750)	March 2012	(163,937)
U.S. Treasury 5 Year Notes	94	(11,660,406)	March 2012	(28,849)
U.S. Treasury 10 Year Notes	1,652	(218,477,000)	March 2012	(3,673,641)
U.S. Treasury 30 Year Bonds	139	(20,215,813)	March 2012	(570,483)
U.S. Treasury Ultra 30 Year Bonds	186	(29,754,188)	March 2012	(747,764)
Gross Unrealized Appreciation				1,118,181
Gross Unrealized Depreciation				(5,184,674)

At January 31, 2012, the fund held the following forward foreign currency exchange contracts:
(Unaudited)

		Number	Foreign			Unrealized
Forward Currency		of	Currency			Appreciation
Exchange Contracts		Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring
2/24/2012	a	1	4,526,000	4,724,012	4,792,479	68,467

Canadian Dollar,
Expiring
2/24/2012	a	1	94,015,000	93,065,729	93,711,659	645,930

Euro,
Expiring
2/24/2012	b	3	96,820,000	126,242,732	126,650,195	407,463

Japanese Yen,
Expiring
2/24/2012	c	3	13,262,070,000	170,880,050	174,038,901	3,158,851

Malaysian Ringgit,
Expiring
2/24/2012	d	1	110,410,000	35,924,968	36,232,126	307,158

Mexican New Peso,
Expiring
2/24/2012	e	1	402,450,000	30,580,609	30,815,282	234,673

New Zeland Dollar,
Expiring

2/24/2012	f	1	2,020,000	1,633,311	1,665,156	31,845

Polish Zloty,
Expiring
2/24/2012	a	1	26,215,000	7,962,760	8,103,969	141,209

Singapore Dollar,
Expiring
2/24/2012	f	1	65,570,000	51,657,987	52,127,803	469,816

South Korean Won,
Expiring
2/24/2012	e	1	30,874,600,000	27,065,176	27,432,490	367,314

Swedish Krona,
Expiring
2/24/2012	g	1	2,390,000	353,060	350,947	(2,113)

Sales:				Proceeds ($)
British Pound,
Expiring
2/24/2012	c	1	3,710,000	5,784,235	5,845,177	(60,942)

Norwegian Krone,
Expiring
2/24/2012	g	1	15,660,000	2,654,763	2,666,709	(11,946)

Peruvian New Sol,
Expiring
2/24/2012	d	1	30,890,000	11,438,622	11,470,330	(31,708)

Swiss Franc,
Expiring
2/24/2012	g	2	47,080,000	50,718,548	51,162,331	(443,783)

Gross Unrealized Appreciation		5,832,726
Gross Unrealized Depreciation		(550,492)

Counterparties:
a	Credit Suisse First Boston
b	Royal Bank of Scotland
c	Barclays Capital
d	Citigroup
e	JPMorgan & Chase Co.
f	Goldman Sachs
g	Morgan Stanley

						Upfront	Unrealized
Notional	Reference		(Pay) /Receive		Market	Premiums Receivable	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Expriration	Value	(Payable) ($)	(Depreciation) ($)
17,345,000	USD - 6 Month Libor	Citibank	(3.68)	5/5/2020	(2,874,550.66)	-	(2,874,551)
42,200,000	EUR - 1 Year Libor	JP Morgan	1.91	11/4/2016	1,063,232.00	-	1,063,119

Gross Unrealized Appreciation							1,063,119
Gross Unrealized Depreciation							(2,874,551)

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	43,935,846	-	43,935,846
Commercial Mortgage-Backed	-	1,258,800	-	1,258,800
Corporate Bonds+	-	328,593,368	-	328,593,368
Foreign Government	-	856,227,970	-	856,227,970
Mutual Funds	68,334,808	-	-	68,334,808
Residential Mortgage-Backed	-	88,955,877	-	88,955,877
U.S. Treasury	-	22,653,634	-	22,653,634
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	5,832,726	-	5,832,726
Futures++	1,118,181	-	-	1,118,181
Swaps++	-	1,063,119	-	1,063,119
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(550,492)	-	(550,492)
Futures++	(5,184,674)	-	-	(5,184,674)
Swaps++	-	(2,874,551)	-	(2,874,551)
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By: /s/ Bradley J Skapyak
Bradley J. Skapyak President
Date:	March 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J Skapyak
Bradley J. Skapyak President
Date:	March 27, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	March 27, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)